Business Combinations (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date
3)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	S.M. LIFE DESIGN COMPANY JAPAN INC.		S.M. Mobile Communications JAPAN Inc.
Considerations paid:
Cash and cash equivalents	￦	30,000	—
Shares of IRIVER LIMITED		—	24,650
Assets and liabilities acquired:
Cash and cash equivalents	￦	3,434	4,112
Trade and other receivables		1,471	237
Inventories		1,879	—
Property and equipment		4	311
Intangible assets		6,677	7,445
Other assets		—	41
Trade and other payables		(2,563)	(815)
Deferred tax liabilities		(2,324)	—
Other liabilities		(326)	(154)

Net assets	￦	8,252	11,177

Id Quantique SA [member]
Statement [LineItems]
Summary of Acquiree
(i)	Summary of the acquiree

Information of Acquiree
Corporate name	id Quantique SA
Location	3, CHEMIN DE LA MARBRERIE, 1227 CAROUGE, SWITZERLAND
CEO	Gregoire Ribordy
Industry	Quantum information and communications industry

Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amount
I. Considerations transferred:
Cash and cash equivalents	￦	55,249
Existing shares (financial assets at FVOCI) at fair value		3,965

		59,214

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalent		1,538
Trade and other receivables		13,609
Inventories		2,003
Property and equipment		415
Intangible assets		7,566
Other assets		447
Trade and other payables		(1,569)
Other liabilities		(2,880)

		21,129
III. Non-controlling interests:		9,290

IV. Goodwill (I-II+III)(*)	￦	47,375

(*)	The goodwill is attributable to the synergies with the Group’s existing telecommunications business.

Life and Security Holdings Co., Ltd. [member]
Statement [LineItems]
Summary of Acquiree
(i)	Summary of the acquiree

Information of Acquiree
Corporate name	Life & Security Holdings Co., Ltd.
Location	323, Incheon tower-daero, Yeonsu-gu, Incheon, Korea
CEO	Yoo, Yeongsang
Industry	Holding company of subsidiaries primarily in security business

Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amount
I. Considerations transferred:
Cash and cash equivalents	￦	696,665

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalent		101,896
Trade and other receivables		40,241
Inventories		2,440
Property and equipment		427,752
Intangible assets		1,019,503
Other assets		3,956
Trade and other payables		(296,660)
Borrowings		(1,744,839)
Deferred tax liabilities		(229,207)
Other liabilities		(158,042)

		(832,960)

III. Non-controlling interests:		(374,588)

IV. Goodwill (I-II+III)(*)	￦	1,155,037

(*)	The goodwill is attributable to the assembled workforce and the synergies with the Group’s existing security operations.

SK Infosec Co., Ltd. [member]
Statement [LineItems]
Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date

Considerations paid and assets and liabilities recognized at the acquisition date are as follows:

(In millions of won)
	Amount
I. Considerations paid:
Treasury shares of the Parent Company(*)	￦	281,151

II. Assets and liabilities acquired:
Cash and cash equivalent		30,762
Trade and other receivables		62,448
Inventories		1,293
Property and equipment		8,047
Intangible assets		5,528
Other assets		79,951
Trade and other payables		(38,431)
Other liabilities		(20,003)

		129,595

III. Deduction of capital surplus and others (I-II)	￦	151,556

(*)	The Parent Company provided 1,260,668 shares of its treasury shares as considerations, and the fair value of the considerations was ￦335,338 million at the transfer date.